Trade and Other Receivables - Schedule of Trade and Other Receivables (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade receivables, net of ECL of $1.5 (2017 - $2.1)	$ 774.5	$ 746.6
Holdbacks, current	18.7	43.8
Lease inducements receivable	44.0
Other	40.9	25.7
Trade and other receivables	$ 878.1	$ 816.1